FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-4246
Investment Company Act File Number

C/Funds Group, Inc.
 (Exact name of registrant as specified in charter.)

201 Center Road, Suite Two, Venice, FL 34285
(Address of principal executive offices.) (Zip code.)

C/Funds Group, Inc.
(Name and address of agent for service.)

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2008*
Date of reporting period.
*(See Cover Letter)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Proxy Voting Record
07/01/07 -- 06/30/08*
*(See Cover Letter)

Aetna, Inc. Ticker: AA, CUSIP: 013817101, Meeting Date: 05/30/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding cumulative voting.	Shareholder	Abstain	N/A
Proposal regarding nominating a retired Aetna executive to the board.	Shareholder	Abstain	N/A

Alcoa, Inc. Ticker: AA, CUSIP: 013817101, Meeting Date: 05/08/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal requesting report on how Alcoa's action to reduce impact on climate change as affected the global climate.	Shareholder	Abstain	N/A

American Express Company Ticker: AXP, CUSIP: 025816109, Meeting Date: 04/28/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal to amend the Certificate of Incorporation to require a majority vote for the election of directors.	Management	For	Yes
Proposal to amend the Certificate of Incorporation to eliminate statutory supermajority voting for merger or consolidation.	Management	For	Yes

Proposal to amend the Certificate of Incorporation to eliminate statutory supermajority voting for sale, lease, exchange or other disposition of all or substatially all of the Company's assets outside the ordinary course of business.

	Management	For	Yes
Proposal to amend the Certificate of Incorporation to eliminate statutory supermajority voting for paln for the exchange of shares.	Management	For	Yes
Proposal to amend the Certificate of Incorporation to eliminate statutory supermajority voting for authorization of dissolution.	Management	For	Yes
Proposal relating to cumulative voting for directors.	Shareholder	Abstain	N/A

American International Group, Inc. Ticker: AIG, CUSIP: 026874107, Meeting Date: 05/14/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal relating to the human right to water	Shareholder	Abstain	N/A
Proposal relating to reporting of political contributions.	Management	Abstain	N/A

AT&T Inc. Ticker: T, CUSIP: 00206R102, Meeting Date: 04/25/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding report on political contributions.	Shareholder	Abstain	N/A
Proposal regarding pension credit policy.	Shareholder	Abstain	N/A
Proposal regarding lead independent director bylaw.	Shareholder	Abstain	N/A
Proposal regarding SERP policy.	Shareholder	Abstain	N/A
Proposal regarding an advisory vote on compensation.	Shareholder	Abstain	N/A

Bank of America Corporation Ticker: BAC, CUSIP: 060505104, Meeting Date: 04/23/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding stock options.	Shareholder	Abstain	N/A
Proposal regarding an advisory vote on executive compensation.	Shareholder	Abstain	N/A
Proposal regarding determination of CEO compensation.	Shareholder	Abstain	N/A
Proposal regarding cumulative voting.	Shareholder	Abstain	N/A
Proposal regarding an independent board chairman.	Shareholder	Abstain	N/A
Proposal regarding special shareholder meetings.	Shareholder	Abstain	N/A
Proposal regarding equator principles.	Shareholder	Abstain	N/A
Proposal regarding human rights.	Shareholder	Abstain	N/A

Boeing Company Ticker: BA, CUSIP: 097023105, Meeting Date: 04/28/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding a report on foreign military sales.	Shareholder	Abstain	N/A
Proposal regarding adopting health care principles.	Shareholder	Abstain	N/A
Proposal regarding adopting, implementing and monitoring human rights policies.	Shareholder	Abstain	N/A
Proposal regarding requiring an independent lead director.	Shareholder	Abstain	N/A
Proposal regarding requiring performance-based stock options.	Shareholder	Abstain	N/A
Proposal regarding requiring an advisory vote on named executive officer compensation.	Shareholder	Abstain	N/A
Proposal regarding requiring shareholder approval of future severance arrangements.	Shareholder	Abstain	N/A

Cameron International Corp. Ticker: CAM, CUSIP: 13342B105, Special Meeting Date: 12/07/07
Proposal Description	Proposed By	Vote	With Management?
Approval of amendment to Amended and Restated Certificate of Incorporation to increase number of authorized shares of common stock from 150,000,000 to 400,000,000	Management	For	Yes

Coca-Cola Company Ticker: KO, CUSIP: 191216100, Meeting Date: 04/16/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of 2008 Stock Option Plan.	Management	For	Yes
Proposal regarding an advisory vote on executive compensation.	Shareholder	Abstain	N/A
Proposal regarding an independent board chair.	Shareholder	Abstain	N/A
Proposal regarding a board committee on human rights.	Shareholder	Abstain	N/A

CoVance, Inc Ticker: CVD, CUSIP: 222816100, Meeting Date: 05/08/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of 2008 Non-Employee Directors Stock Option Plan.	Management	For	Yes

Cisco Systems Ticker: CSCO, CUSIP: 17275R102, Meeting Date: 11/15/07
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of amendment and extension of 2005 Stock Incentive Plan.	Management	For	Yes
Approval of Executive Incentive Plan with respect to current and future covered employees and executive officers.	Management	For	Yes
Proposal requesting establishment of board committee on human rights.	Shareholder	Abstain	N/A
Proposal requesting establishment of a pay-for-superior-performance standard in executive compensation plan for senior executives.	Shareholder	Abstain	N/A

Proposal requesting adoption of a policy that shareholders be given the opportunity at each annual meeting of shareholders to vote on the advisory resolution to ratify the compensation of the named executive officers.

	Shareholder	Abstain	N/A

Proposal requesting publication of a report to shareholders within six months providing a summarized listing and assessment of concrete steps that could be taken to reduce the likelihood that business practices might enable or encourage violation of human rights.

	Shareholder	Abstain	N/A

C. R. Bard, Inc. Ticker: BCR, CUSIP: 067383109, Meeting Date: 04/16/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of 2003 Long Term Incentive Plan as amended and restated.	Management	For	Yes
Approval of 1998 Employee Stock Purchase Plan as amended and restated.	Management	For	Yes
Approval of amendment to Restated Certificate of Incorporation to provide for majority voting in uncontested elections of directors.	Management	For	Yes

E.I. DuPont de Nemours & Company Ticker: DD, CUSIP: 263534109, Meeting Date: 04/30/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding plant closure.	Shareholder	Abstain	N/A
Proposal regarding global warming report.	Shareholder	Abstain	N/A
Proposal regarding shareholder say on executive pay.	Shareholder	Abstain	N/A
Proposal regarding separation of positions of chairman and CEO.	Shareholder	Abstain	N/A
Proposal regarding amendment to human rights policy.	Shareholder	Abstain	N/A

FiServe, Inc. Ticker: FISV, CUSIP: 337738108, Meeting Date: 05/21/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes

FPL Group Ticker: FISVFPL, CUSIP: 302571104, Meeting Date: 05/23/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of Executive Annual Incentive Plan.	Management	For	Yes
Proposal regarding global warming report.	Shareholder	Abstain	N/A

EMC Corporation Ticker: EMC, CUSIP: 268648102, Meeting Date: 05/21/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of amendments to Articles of Organization and Bylaws to implement majority vote for directors.	Shareholder	Abstain	N/A
Approval of amendments to Articles of Organization to implement simple majority vote,	Shareholder	Abstain	N/A

General Electric Company Ticker: GE, CUSIP: 369604103, Meeting Date: 04/23/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding cumulative voting.	Shareholder	Abstain	N/A
Proposal regarding separation of the roles of CEO and Chairman.	Shareholder	Abstain	N/A
Proposal regarding recouping unearned management bonuses.	Shareholder	Abstain	N/A
Proposal regarding curbing over-extended directors.	Shareholder	Abstain	N/A
Proposal regarding a report on charitable contributions.	Shareholder	Abstain	N/A
Proposal regarding an advisory vote on executive compensation.	Shareholder	Abstain	N/A

Genuine Parts Company Ticker: GPC, CUSIP: 372460105, Meeting Date: 04/21/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes

Goldman Sachs Ticker: GS, CUSIP: 38141G104, Meeting Date: 04/10/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding stock options.	Shareholder	Abstain	N/A
Proposal regarding an advisory vote on executive compensation.	Shareholder	Abstain	N/A
Proposal requesting a sustainability report.	Shareholder	Abstain	N/A

Hewlett-Packard Company Ticker: HWP, CUSIP: 428236103, Meeting Date: 03/19/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes

IBM Corp. Ticker: IBM, CUSIP: 459200101, Meeting Date: 04/29/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding cumulative voting.	Shareholder	Abstain	N/A
Proposal regarding executive compensation.	Shareholder	Abstain	N/A
Proposal regarding a board committee on human rights.	Shareholder	Abstain	N/A
Proposal regarding special meetings.	Shareholder	Abstain	N/A
Proposal regarding an advisory vote on executive compensation.	Shareholder	Abstain	N/A

Intel Corp. Ticker: INTC, CUSIP: 458140100, Meeting Date: 05/21/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding amending bylaws to establish a board committee on sustainability.	Shareholder	Abstain	N/A

Johnson & Johnson Ticker: JNJ, CUSIP: 478160104, Meeting Date: 04/24/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding an advisory vote on executive compensation policies and disclosures.	Shareholder	Abstain	N/A

KLA-Tencor Corporation Ticker: KLAC, CUSIP: 4824801000, Meeting Date: 11/15/07
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes

Approval of amendment to 2004 Equity Incentive Plan to (a) increase number of shares reserved for issuance under the 2004 plan to 8,500,000 shares, (b) expand and re-approve list of corporate performance goals relative to performance-based compensation, (c) effect series of technical revisions address tax and accounting developments affecting administration of plan.

	Management	For	Yes

L3 Communications Holdings, Inc. Ticker: LLL, CUSIP: 502424104, Meeting Date: 04/29/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of 2008 Long Term Performance Plan	Management	For	Yes
Approval of 2008 Directors Stock Incentive Plan.	Management	For	Yes

McDonald's Corp. Ticker: MCD, CUSIP: 580135101, Meeting Date: 05/22/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes

Merck & Company, Inc. Ticker: MRK, CUSIP: 589331107, Meeting Date: 04/22/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding management compensation.	Shareholder	Abstain	N/A
Proposal regarding an advisory vote on executive compensation.	Shareholder	Abstain	N/A
Proposal regarding special shareholder meetings..	Shareholder	Abstain	N/A
Proposal regarding an independent lead director.	Shareholder	Abstain	N/A

Microsoft Corporation Ticker: MSFT, CUSIP: 594918104, Meeting Date: 11/13/07
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding adoption of policies on internet censorship.	Shareholder	Abstain	N/A
Proposal regarding establishment of board committee on human rights.	Shareholder	Abstain	N/A

Noble Energy, Inc. Ticker: NBL, CUSIP: 655044105, Meeting Date: 04/22/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes

Pepsico, Inc. Ticker: PEP, CUSIP: 713448108, Meeting Date: 05/27/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding a beverage container recycling report.	Shareholder	Abstain	N/A
Proposal regarding a genetically engineered products report.	Shareholder	Abstain	N/A
Proposal regarding a right to water policy.	Shareholder	Abstain	N/A
Proposal regarding a global warming report.	Shareholder	Abstain	N/A
Proposal regarding an advisory vote on compensation.	Shareholder	Abstain	N/A

Schlumberger Limited Ticker: SLB, CUSIP: 806857108, Meeting Date: 04/09/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Adoption and approval of financials and dividend.	Management	For	Yes
Approval and adoption of 2008 Stock Incentive Plan.	Management	For	Yes

United Technologies Ticker: UTX, CUSIP: 913017109, Meeting Date: 04/09/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of Amendment to 2005 Long-Term Incentive Plan	Management	For	Yes
Proposal regarding principles for health care reform	Shareholder	Abstain	N/A
Proposal regarding global set of corporate standards	Shareholder	Abstain	N/A
Proposal regarding pay for superior performance	Shareholder	Abstain	N/A
Proposal regarding offsets for foreign military sales	Shareholder	Abstain	N/A

Verizon Communications, Inc. Ticker: VZ, CUSIP: 92343V104, Meeting Date: 05/01/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Approval of Amendment to 2005 Long-Term Incentive Plan	Management	For	Yes
Proposal regarding eliminating stock options.	Shareholder	Abstain	N/A
Proposal regarding a gender identity nondiscrimination policy.	Shareholder	Abstain	N/A
Proposal regarding separate offices of chairman and CEO.	Shareholder	Abstain	N/A

WellPoint, Inc. Ticker: WLP, CUSIP: 9497eV107, Meeting Date: 05/21/08
Proposal Description	Proposed By	Vote	With Management?
Election of directors.	Management	For	Yes
Ratify appointment of independent accountants.	Management	For	Yes
Proposal regarding an advisory resolution on compensation of named executive officers if properly presented at the meeting.	Shareholder	For	No